OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Other Liabilities, Current [Abstract]
Accrued payroll including amounts due to government authorities	$ 983	$ 887
Provision for vacation and other employee benefits	1,584	1,500
Accrued expenses	600	548
Employees' severance benefits		64
Provision for contingent liabilities (Note 9D)	274	267
Other liabilities	670	552
Other Current Liabilities	$ 4,111	$ 3,818